RELATED PARTY TRANSACTIONS - Narrative (Details) shares in Millions		3 Months Ended		12 Months Ended
	Oct. 10, 2018 shares	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) aircraft shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Aug. 23, 2019 USD ($)	Dec. 14, 2018 USD ($)	Sep. 29, 2017 USD ($) intercompany_note	Dec. 21, 2012 USD ($)
Related Party Transaction [Line Items]
Current notes receivable due from related party				$ 55,251,000	$ 0
IAC
Related Party Transaction [Line Items]
Allocated costs from related party				146,000,000.0	178,200,000	$ 126,700,000
Interest income, net—related party				400,000	300,000	23,700,000
Notes receivable from related parties				$ 55,300,000
Interest rate on notes receivable from related parties (as a percent)				1.59%
Outstanding payables due					2,500,000			$ 15,000,000.0
Expenses from transactions with related party				$ 80,143,000	$ 71,977,000	$ 62,180,000
Other Affiliates
Related Party Transaction [Line Items]
Proportion of ownership interest held each by entity and by related party in aircraft employing flight crew (as a percent)				50.00%
Number of aircraft operated | aircraft				2
Payments to acquire corporate aircraft			$ 17,400,000
Percentage of total purchase price and refurbish costs paid in related party transaction			50.00%
Proportion of ownership interest held each by entity and by related party in another entity employing flight crew (as a percent)				50.00%
ANGI Homeservices | Intercompany Notes
Related Party Transaction [Line Items]
Number of related party debt instruments | intercompany_note									2
ANGI Homeservices | Payoff Intercompany Note
Related Party Transaction [Line Items]
Current notes receivable due from related party									$ 61,500,000
ANGI Homeservices | Working Capital Intercompany Note
Related Party Transaction [Line Items]
Current notes receivable due from related party									$ 15,000,000
ANGI Homeservices | Employee Matters Agreement
Related Party Transaction [Line Items]
Stock received during period from Related Party Employee Matters Agreement (shares) | shares				0.5	0.9	0.4
ANGI Homeservices | Services Agreement
Related Party Transaction [Line Items]
Outstanding payables due					$ 100,000
Revenue from related parties		$ 1,700,000		$ 4,800,000	5,700,000
Due from (to) related party				0
ANGI Homeservices | Sublease Agreement
Related Party Transaction [Line Items]
Outstanding payables due				900,000
Related party costs				$ 5,800,000	$ 5,200,000	$ 5,100,000
Expedia | Corporate Aircraft Purchase
Related Party Transaction [Line Items]
Percentage of total purchase price and refurbish costs paid in related party transaction				50.00%
Expected costs from transactions with related party				$ 72,300,000
Expenses from transactions with related party				$ 23,000,000
4.875% Senior Notes due November 30, 2018 | Senior Notes
Related Party Transaction [Line Items]
Face amount of debt instrument										$ 500,000,000.0
Stated interest rate (as a percent)										4.875%
Debt outstanding							$ 361,900,000
4.75% Senior Notes due December 15, 2022 | Senior Notes
Related Party Transaction [Line Items]
Face amount of debt instrument										$ 500,000,000.0
Stated interest rate (as a percent)										4.75%
Debt outstanding							$ 34,500,000
Class B Convertible Common Stock | ANGI Homeservices | Angie's List Transaction Agreement
Related Party Transaction [Line Items]
Stock received from related party (shares) | shares	5.1